DEBT - Channel Partners (Details) - USD ($) $ in Thousands					9 Months Ended
	Aug. 06, 2024	Jul. 31, 2024	May 14, 2024	Mar. 14, 2024	Sep. 30, 2024	Sep. 30, 2023	Jul. 12, 2024
DEBT
Proceeds from the issuance of debt					$ 5,874	$ 6,828
Principal amount							$ 3,800
Channel Partners
DEBT
Proceeds from the issuance of debt	$ 100	$ 50	$ 100
Periodic payments	$ 13	$ 3	$ 7
Term	10 months	18 months		18 months
Total outstanding balance	$ 84,000
Principal amount					$ 81